FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00248
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THE ADAMS EXPRESS COMPANY
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(Exact name of registrant as specified in charter)

7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
The Adams Express Company
7 Saint Paul Street, Suite 1140
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

March 31, 2011

(unaudited)

	Shares	Value (A)
Stocks — 98.1%

Consumer — 19.1%
Consumer Discretionary — 8.6%
Columbia Sportswear Co.	200,000	$11,884,000
Lowe’s Companies, Inc.	600,000	15,858,000
McDonald’s Corp.	250,000	19,022,500
Newell Rubbermaid Inc.	400,000	7,652,000
Ryland Group, Inc.	613,500	9,754,650
Target Corp.	320,000	16,003,200
Walt Disney Co.	480,000	20,683,200

		100,857,550

Consumer Staples — 10.5%
Avon Products, Inc.	304,600	8,236,385
Bunge Ltd.	180,000	13,019,400
Coca-Cola Co.	225,000	14,928,750
CVS/Caremark Corp.	295,000	10,124,400
Mead Johnson Nutrition Co. (E)	117,383	6,799,997
PepsiCo, Inc. (F)	360,000	23,187,600
Procter & Gamble Co.	315,000	19,404,000
Safeway Inc.	390,000	9,180,600
Unilever plc ADR	573,400	17,557,508

		122,438,640

Energy — 12.1%
Chevron Corp.	200,000	21,486,000
CONSOL Energy Inc. (E)	73,700	3,952,531
Exxon Mobil Corp. (F)	215,000	18,087,950
Halliburton Co.	150,000	7,476,000
National Oilwell Varco, Inc.	50,000	3,963,500
Petroleum & Resources Corporation (C)	2,186,774	66,937,152
Spectra Energy Corp.	405,780	11,029,100
Transocean Ltd. (B) (E)	105,000	8,184,750

		141,116,983

Financials — 13.8%
Banks — 3.2%
PNC Financial Services Group, Inc.	270,000	17,007,300
Wells Fargo & Co.	635,000	20,129,500

		37,136,800

Diversified Financials — 9.0%
American Express Co.	350,000	15,820,000
Bank of America Corp.	1,385,000	18,462,050
Bank of New York Mellon Corp.	403,775	12,060,759
JPMorgan Chase & Co.	560,000	25,816,000
Morgan Stanley	400,000	10,928,000
State Street Corp.	193,000	8,673,420
T. Rowe Price Group, Inc.	200,000	13,284,000

		105,044,229

Insurance — 1.6%
Prudential Financial, Inc.	310,000	19,089,800

Health Care — 12.8%
Abbott Laboratories	310,000	15,205,500
Bristol-Myers Squibb Co.	159,061	4,203,982
Celgene Corp. (B)	161,700	9,302,601
Gilead Sciences, Inc. (B)	250,000	10,610,000
Hospira, Inc. (B) (E)	175,000	9,660,000
Johnson & Johnson	255,000	15,108,750
Life Technologies Corp. (B) (E)	200,000	10,484,000
Medtronic, Inc.	350,000	13,772,500
Pfizer Inc.	800,000	16,248,000
Senomyx, Inc. (B)	1,284,400	7,757,776
Teva Pharmaceutical Industries Ltd. ADR (E)	330,000	16,556,100
UnitedHealth Group Inc. (E)	250,000	11,300,000
Zimmer Holdings, Inc. (B) (E)	150,000	9,079,500

		149,288,709

Industrials — 13.0%
Caterpillar Inc.	140,000	15,589,000
Curtiss-Wright Corp.	360,000	12,650,400
Emerson Electric Co.	200,000	11,686,000
FedEx Corp.	115,000	10,758,250
General Electric Co.	1,058,000	21,212,900
Goodrich Corp.	125,000	10,691,250
Masco Corp.	825,000	11,484,000
Norfolk Southern Corp.	200,000	13,854,000
Oshkosh Corp. (B) (E)	380,000	13,444,400
Spirit AeroSystems Holdings, Inc. (Class A) (B)	500,000	12,835,000
United Technologies Corp.	200,000	16,930,000

		151,135,200

Information Technology — 19.1%
Semiconductors — 2.1%
Broadcom Corp. (B)	200,000	7,876,000
Intel Corp.	840,000	16,942,800

		24,818,800

Software & Services — 8.5%
Automatic Data Processing, Inc.	300,000	15,393,000
Google Inc. (B)	30,000	17,586,300
Microsoft Corp.	1,180,000	29,924,800
Oracle Corp.	1,100,000	36,707,000

		99,611,100

Technology Hardware & Equipment — 8.5%
ADTRAN, Inc.	268,400	11,396,264
Apple Inc. (B)	87,000	30,315,150
Cisco Systems, Inc.	850,000	14,577,500
Hewlett-Packard Co.	300,000	12,291,000
NetApp, Inc. (B)	300,000	14,454,000
QUALCOMM Inc.	300,000	16,449,000

		99,482,914

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2011

(unaudited)

	Principal/ Shares	Value (A)
Materials — 6.1%
CF Industries Holdings, Inc. (E)	35,031	$4,791,890
Cliffs Natural Resources Inc.	120,000	11,793,600
Dow Chemical Co.	400,000	15,100,000
Freeport-McMoRan Copper & Gold Inc.	243,000	13,498,650
Potash Corporation of Saskatchewan Inc. (E)	169,650	9,997,475
Praxair, Inc.	109,292	11,104,067
Teck Resources Ltd.	100,000	5,302,000

		71,587,682

Utilities — 2.1%
MDU Resources Group, Inc.	512,100	11,762,937
Northeast Utilities	350,000	12,110,000

		23,872,937

Total Stocks (Cost $948,980,943)		1,145,481,344

Short-Term Investments — 1.8%
Time Deposits — 1.6%
Wilmington Trust FSB, 0.90%	$17,583,331	17,583,331

Money Market Funds — 0.2%
Fidelity Institutional Money Market – Government Portfolio, 0.01% (D)	10,000	10,000
RBC U.S. Government Money Market (Institutional Class I), 0.06% (D)	2,779,732	2,779,732
Vanguard Federal Money Market, 0.03% (D)	10,000	10,000
Western Asset Institutional Government Reserves (Institutional Class), 0.05% (D)	10,000	10,000

		2,809,732

Total Short-Term Investments (Cost $20,393,063)		20,393,063

Total Investments — 99.9% (Cost $969,374,006)		1,165,874,407
Cash, receivables, prepaid expenses and other assets, less liabilities — 0.1%		1,546,582

Net Assets — 100.0%		$1,167,420,989

Notes:

(A)	Securities are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	Presently non-dividend paying.
(C)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(D)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(E)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $14,104,530.
(F)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate market value to deliver upon exercise of $6,626,000.

See accompanying notes.

SCHEDULE OF OUTSTANDING WRITTEN OPTION CONTRACTS

March 31, 2011

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date	Value

COVERED CALLS
33	CF Industries Holdings, Inc.	$185	Aug 11	$(5,874)
368	CONSOL Energy Inc.	60	Apr 11	(6,624)
369	CONSOL Energy Inc.	60	May 11	(37,638)
100	Hospira, Inc.	60	May 11	(6,500)
200	Life Technologies Corp.	65	May 11	(3,000)
100	Life Technologies Corp.	60	Aug 11	(11,000)
100	Mead Johnson Nutrition Co.	65	May 11	(4,200)
200	Oshkosh Corp.	45	Jul 11	(5,000)
168	Potash Corporation of Saskatchewan Inc.	66.67	Jun 11	(22,008)
76	Potash Corporation of Saskatchewan Inc.	70	Sep 11	(14,744)
200	Teva Pharmaceutical Industries Ltd. ADR	65	Jun 11	(800)
300	Transocean Ltd.	90	May 11	(17,100)
200	UnitedHealth Group Inc.	50	Jun 11	(9,000)
100	Zimmer Holdings, Inc.	70	Jun 11	(3,500)

2,514				(146,988)

COLLATERALIZED PUTS
100	Avon Products, Inc.	27	Apr 11	(5,500)
100	CF Industries Holdings, Inc.	120	Apr 11	(4,900)
100	CF Industries Holdings, Inc.	125	May 11	(40,000)
100	Celgene Corp.	47.50	Apr 11	(600)
150	Celgene Corp.	50	Apr 11	(900)
100	Freeport-McMoRan Copper & Gold Inc.	50	May 11	(12,700)
250	National Oilwell Varco, Inc.	75	Nov 11	(63,750)
36	Praxair, Inc.	85	Apr 11	(180)

936				(128,530)

				$(275,518)

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS AND OUTSTANDING WRITTEN OPTION CONTRACTS (Unaudited)

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1. SIGNIFICANT ACCOUNTING POLICIES

The Adams Express Company (the "Company") is registered under the Investment Company Act of 1940 as a diversified investment company. The Company is an internally-managed closed-end fund.

Affiliated Companies - Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost.

Security Valuation - The Company's investments are reported at fair value as defined under accounting principles generally accepted in the United States of America. Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options and money market funds) are valued at amortized cost, which approximates fair value. Purchased and written options are valued at the last quoted bid and asked price, respectively. Money market funds are valued at net asset value on the day of valuation.

Various inputs are used to the determine the fair value of the Company's investments. These inputs are summarized in the following three levels:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments,
  Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments,
  Level 3 -- fair value is determined using the Company's own assumptions, developed based on the best information available in the circumstances.

The Company's investments at March 31, 2011 were classified as follows:

	Level 1	Level 2	Level 3	Total
Common stocks	$1,145,481,344	$--	$--	$1,145,481,344
Short-term investments	2,809,732	17,583,331	--	20,393,063
Securities lending collateral	--	--	--	--

Total Investments	$1,148,291,076	$17,583,331	$--	$1,165,874,407

Written options	$(275,518)	$--	$--	$(275,518)

There were no transfers into or from Level 1 or Level 2 during the quarter ended March 31, 2011.

2. FEDERAL INCOME TAXES

For federal income tax purposes, the identified cost of securities at March 31, 2011 was $974,388,247 and net unrealized appreciation aggregated $191,486,160, of which the related gross unrealized appreciation and depreciation were $285,888,070 and $94,401,910, respectively.

3. INVESTMENT TRANSACTIONS

The Company's investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

The Company is subject to changes in the value of equity securities held ("equity price risk") in the normal course of pursuing its investment objectives. The Company may purchase and write option contracts to increase or decrease its equity price risk exposure or may write option contracts to generate additional income. Option contracts generally entail risks associated with counterparty credit, illiquidity, and unfavorable equity price movements. The Company has mitigated counterparty credit and illiquidity risks by trading its options through an exchange. The risk of unfavorable equity price movements is limited for purchased options to the premium paid and for written options by writing only covered call or collateralized put option contracts, which require the Company to segregate certain securities or cash at its custodian when the option is written.

When the Company writes (purchases) an option, an amount equal to the premium received (paid) by the Company is recorded as a liability (asset) and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Premiums received (paid) from unexercised options are treated as realized gains (losses) on the expiration date. Upon the exercise of written put (purchased call) option contracts, premiums received (paid) are deducted from (added to) the cost basis of the underlying securities purchased. Upon the exercise of written call (purchased put) option contracts, premiums received (paid) are added to (deducted from) the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss.

4. PORTFOLIO SECURITIES LOANED

The Company makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Company on the next business day. Cash deposits are placed in a registered money market fund. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At March 31, 2011, the Company had no outstanding securities on loan. The Company is indemnified by the Custodian, serving as lending agent, for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Adams Express Company

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman and Chief Executive Officer
(Principal Executive Officer)

Date:	April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman and Chief Executive Officer
(Principal Executive Officer)

Date:	April 28, 2011

By:	/s/ Brian S. Hook
Brian S. Hook
Treasurer
(Principal Financial Officer)

Date:	April 28, 2011